Share Capital (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019
Disclosure of classes of share capital [line items]
As at 1 January/31 December	¥ 10,823,814		¥ 10,823,814
Exercise of employee share options - proceeds received	37,102	¥ 76,496
Ordinary A shares listed in PRC [member]
Disclosure of classes of share capital [line items]
As at 1 January/31 December	7,328,814	7,319,177	7,328,814
Exercise of employee share options - proceeds received	9,637
Foreign invested H shares listed overseas [member]
Disclosure of classes of share capital [line items]
As at 1 January/31 December	3,495,000	3,495,000	3,495,000
Exercise of employee share options - proceeds received	0
Total [member]
Disclosure of classes of share capital [line items]
As at 1 January/31 December	10,823,814	10,814,177	¥ 10,823,814
Exercise of employee share options - proceeds received	¥ 9,637	¥ 14,177